EQUITY-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION

NOTE K - EQUITY-BASED COMPENSATION

Option Awards

2024 Activity

The Company granted options to acquire 108,040 shares of Common Stock of the Company at weighted average exercise price of $8.10 per share during the nine months ended September 30, 2024. Generally, options have a service vesting condition of 25% cliff after 1 year and then monthly thereafter for 36 months (2.067% per month).

The following table provides the estimates included in the inputs to the Black-Scholes pricing model for the options granted:

	Nine Months Ended September 30,
	2024	2023
Expected term	5.0 years	5.0 years
Risk-free interest rate	4.08%	3.65%

Dividend yield	0.00%	0.00%
Volatility	54.79%	50.26%

A summary of option activity for the nine months ended September 30, 2024 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2023	2,430,900	$4.19	$-	-
Granted	108,040	$8.10	$4.18	-
Forfeited	(1,104,710)	$3.75	$-	-
Exercised	(47,830)	$0.38	$-	-
Outstanding as of September 30, 2024	1,386,400	$4.90	$2.58	8.59
Vested and expected to vest as of September 30, 2024	1,386,400	$4.90	$2.58	8.59
Exercisable as of September 30, 2024	884,634	$4.38	$2.23	8.51

The aggregate intrinsic value of options outstanding and options exercisable as of September 30, 2024 was $102,132 and $68,707, respectively. At September 30, 2024, future stock-based compensation for options granted and outstanding of $1,334,135 will be recognized over a remaining weighted-average requisite service period of 2.67 years.

The Company recorded stock-based compensation expense related to options of $294,654 and $385,056 in the three months ended September 30, 2024 and 2023, respectively, to the accompanying unaudited condensed consolidated statements of operations. The Company recorded stock-based compensation expense related to options of $993,244 and $2,854,028 in the nine months ended September 30, 2024 and 2023, respectively, to the accompanying unaudited condensed consolidated statements of operations.

Common Stock Warrants

AFG Warrants

There were 3,750,000 warrants granted to AFG during the nine months ended September 30, 2024 at an exercise price of $10.00 and a fair value of $2.52 per warrant (Note J).

Compensatory Warrants

There were 84,525 warrants exercised in the nine months ended September 30, 2024 at a weighted average exercise price of $1.31 per share. As of September 30, 2024, there were 955,359 warrants outstanding at a weighted average exercise price of $3.20 per share, with expiration dates ranging from 2028 to 2033. The Company recorded $58,275 and $1,873,771 stock-based compensation expense related to warrants for the three and nine months ended September 30, 2023. There was no such expense during the three and nine months ended September 30, 2024.

The following table provides the estimates included in the inputs to the Black-Scholes pricing model for the AFG and compensatory warrants granted:

	Nine Months Ended September 30,
	2024	2023
Expected term	3 years	10 years
Risk-free interest rate	4.46%	3.53%
Dividend yield	0.00%	0.00%
Volatility	55.14%	47.44%

The Company has recorded stock-based compensation related to its options and warrants in the accompanying unaudited condensed consolidated statements of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
General and administrative	$279,395	$420,856	$772,831	$4,705,324
Research and development	15,259	22,475	220,413	22,475
	$294,654	$443,331	$993,244	$4,727,799

Stock-based compensation capitalized as part of capitalized software costs for the three and nine months ended September 30, 2024 were $15,259 and $220,413, respectively, which is in addition to amounts included in the table above. Stock-based compensation capitalized as part of capitalized software costs for the nine months ended September 30, 2023 were $20,745.

Restricted share awards

During the nine months ended September 30, 2024, the Company issued 417,376 restricted share awards to certain of its directors and officers. Of the restricted share awards granted, 381,915 shares vested immediately upon grant, while 35,461 shares vested in the third quarter of 2024. The fair value of a restricted share award is equal to the fair market value price of the Company’s Common Stock on the date of grant. The Company recorded stock-based compensation expense of $25,000 and $588,500, respectively, for the three and nine months ended September 30, 2024 related to these restricted share awards.

The following table summarizes activity related to restricted share awards:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2024	-	$-
Granted	417,376	$1.41
Vested	(417,376)	$1.41
Nonvested at September 30, 2024	-	$-

NOTE K - EQUITY-BASED COMPENSATION

Option Awards

2023 Activity

The Company granted options to acquire 2,239,129 shares of common stock of the Company at a weighted average exercise price of $4.55 per share in the year ended December 31, 2023. Generally, options have a service vesting condition of 25% cliff after 1 year and then monthly thereafter for 36 months (2.067% per month).

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the options granted:

Year Ended December 31,
2023
Expected term	5.39 years
Risk-free interest rate	3.81%
Dividend yield	0.00%
Volatility	50.42%

A summary of option activity for the years ended December 31, 2023 and 2022 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2022	270,100	$0.37	$0.22	8.75
Granted	2,239,129	$4.55	$2.30
Forfeited	(10,804)	$3.70
Exercised	(67,525)	$0.37
Outstanding as of December 31, 2023	2,430,900	$4.19	$2.11	9.23
Vested and expected to vest as of December 31, 2023	2,430,900	$4.19	$2.11	9.23
Exercisable as of December 31, 2023	1,602,762	$3.70	$1.81	9.15

The intrinsic value of the options exercised during the year ended December 31, 2023 was $225,000. There was no intrinsic value for the options exercised during the year ended December 31, 2022 The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2023 were $9,516,700 and $7,042,448, respectively. At December 31, 2023, future stock-based compensation for options granted and outstanding of $2,110,824 will be recognized over a remaining weighted-average requisite service period of 3.5 years.

2022 Activity

There was no 2022 option grant activity.

The Company recorded stock-based compensation from option grants of $3,066,342 and $18,750 in the years ended December 31, 2023 and 2022, respectively. Stock-based compensation capitalized as part of capitalized software costs for the year ended December 31, 2023 were $61,458, and $3,004,884 were expensed in the accompanying statements of operations. No stock-based compensation costs were capitalized during the year ended December 31, 2022.

Warrant Awards

There were 810,300 warrants granted in the year ended December 31, 2023 at a weighted average exercise price of $3.70 per share with expiration dates ranging from February to June 2033. There were 135,050 warrants exercised in the year ended December 31, 2023 at a weighted average exercise price of $0.37 per share. As of December 31, 2023, there were 1,039,885 warrants outstanding at a weighted average exercise price of $2.96 per share, with expiration dates ranging from August 2029 to June 2033. There were no warrants granted during the year ended December 31, 2022. There were 310,615 warrants exercised during the year ended December 31, 2022. The Company recorded $1,873,771 and $0 stock-based compensation expense related to warrants for the years ended December 31, 2023 and 2022, respectively.

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the warrants granted:

Year Ended December 31,
2023
Expected term	10 years
Risk-free interest rate	3.53%
Dividend yield	0.00%
Volatility	47.44%

The Company has recorded stock-based compensation related to its options and warrants in the accompanying statements of operations as follows:

	Year Ended December 31,
	2023	2022
General and administrative	$4,846,867	$18,750
Research and development	31,788	-
	$4,878,655	$18,750